UNITED STATES
SECURITIES AND EXCHANGE
COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form
before preparing Form.  Please
print or type.


1.	Name and address of issuer:

WM Trust I
c/o PFPC Global Fund Services
101 Federal Street
Boston MA, 02110


2.	The name of each series or
class of securities for which
this Form is filed (If the
Form is being filed for all
series and classes of
securities of the issuer,
check the box but do not list
series or classes):  X


3.	Investment Company Act File
Number:

811-123


	Securities Act File Number:

2-10766

4(a).	Last day of fiscal year
for which this Form is filed:

October 31, 2002


4(b).	__ Check box if this Form
is being filed late (i.e.,
more than 90 calendar days
after the end of the
issuer's fiscal year).  (See
Instruction A.2)


Note:	If the Form is being
filed late, interest must be
paid on the registration fee
due.

4(c).	__ Check box if this is
the last time the issuer will be
filing this Form.


5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):    $  3,008,975,267

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:
                               $  1,828,836,054

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
		payable to the Commission:	$          -0-

	(iv)	Total available redemption credits (add Items
		5(ii) and 5(iii):	$ 1,828,836,054

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:	$    1,180,139,213

	(vi)	Redemption credits available for use in future
		years - if Item 5(i) is less than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:	$           -0-

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):	x.000092

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):	$      108,572.81


6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Formis filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
                              +$	N/A

8.	Total of the amount of the registration fee due plus any
interest due [line 5(viii) plus line 7]:  =$      108,572.81

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

January 23, 2003

		Method of Delivery:

			_X_	Wire Transfer
			__	Mail or other means



SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.



By (Signature and Title)*	_____________________________________________________
				John T. West, Chief Financial Officer


Date	January 24, 2003
*Please print the name and title of the signing officer below the signature.

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